Vanguard Real Estate Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard Real Estate Index Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index (the Index), an index that is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS®). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which include specialized REITs, and real estate management and development companies. The Fund seeks to track the Index by investing all, or substantially all, of its assets in the stocks in the Index, either directly or indirectly through a wholly owned subsidiary (the underlying fund). The Fund seeks to hold each stock in approximately the same proportion as its weighting in the Index. The underlying fund is a registered investment company. The Fund may invest a portion of its assets in the underlying fund.